Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000152510
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	I Shares
Trading Symbol	KCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 201,930,023
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 293,898
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$201,930,023	172	$293,898	28%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Health Care	0.7%
Communication Services	0.9%
Consumer Discretionary	1.4%
Utilities	2.1%
Consumer Staples	2.4%
Industrials	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.8%
Information Technology	2.8%
Real Estate	3.2%
Materials	3.6%
Energy	4.1%
Mortgage-Backed Securities	5.6%
Financials	8.8%
Asset-Backed Securities	20.2%
U.S. Treasury Obligations	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	17.8%
U.S. Treasury Notes	4.375%	11/30/28	7.9%
U.S. Treasury Notes	3.875%	12/31/27	6.7%
U.S. Treasury Notes	3.875%	03/31/27	3.5%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.5%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.2%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.1%
Store Capital	4.500%	03/15/28	0.9%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.7%
TCW CLO, Ser 2025-2A, Cl A1R2, TSFR3M + 1.270%	5.587%	01/20/38	0.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158706
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	Class S Shares
Trading Symbol	KCLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 201,930,023
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 293,898
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$201,930,023	172	$293,898	28%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Health Care	0.7%
Communication Services	0.9%
Consumer Discretionary	1.4%
Utilities	2.1%
Consumer Staples	2.4%
Industrials	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.8%
Information Technology	2.8%
Real Estate	3.2%
Materials	3.6%
Energy	4.1%
Mortgage-Backed Securities	5.6%
Financials	8.8%
Asset-Backed Securities	20.2%
U.S. Treasury Obligations	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	17.8%
U.S. Treasury Notes	4.375%	11/30/28	7.9%
U.S. Treasury Notes	3.875%	12/31/27	6.7%
U.S. Treasury Notes	3.875%	03/31/27	3.5%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.5%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.2%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.1%
Store Capital	4.500%	03/15/28	0.9%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.7%
TCW CLO, Ser 2025-2A, Cl A1R2, TSFR3M + 1.270%	5.587%	01/20/38	0.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152509
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	I Shares
Trading Symbol	KCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 280,376,944
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 422,725
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$280,376,944	280	$422,725	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Communication Services	0.5%
Information Technology	0.9%
Consumer Staples	1.2%
Industrials	2.0%
Materials	2.2%
Utilities	2.3%
Energy	2.5%
Real Estate	2.6%
Municipal Bonds	3.7%
Financials	8.5%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	12.9%
U.S. Government Agency Mortgage-Backed Obligations	24.3%
U.S. Treasury Obligations	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.7%
U.S. Treasury Notes	2.750%	05/31/29	4.0%
U.S. Treasury Notes	3.875%	09/30/29	3.1%
U.S. Treasury Bonds	3.000%	05/15/45	2.5%
U.S. Treasury Bonds	4.000%	11/15/52	2.2%
U.S. Treasury Bonds	2.875%	05/15/52	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%
U.S. Treasury Bonds	1.875%	11/15/51	1.0%
FNMA	2.000%	03/01/52	0.9%
U.S. Treasury Notes	4.000%	03/31/30	0.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158704
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	Class S Shares
Trading Symbol	KCCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 280,376,944
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 422,725
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$280,376,944	280	$422,725	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Communication Services	0.5%
Information Technology	0.9%
Consumer Staples	1.2%
Industrials	2.0%
Materials	2.2%
Utilities	2.3%
Energy	2.5%
Real Estate	2.6%
Municipal Bonds	3.7%
Financials	8.5%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	12.9%
U.S. Government Agency Mortgage-Backed Obligations	24.3%
U.S. Treasury Obligations	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.7%
U.S. Treasury Notes	2.750%	05/31/29	4.0%
U.S. Treasury Notes	3.875%	09/30/29	3.1%
U.S. Treasury Bonds	3.000%	05/15/45	2.5%
U.S. Treasury Bonds	4.000%	11/15/52	2.2%
U.S. Treasury Bonds	2.875%	05/15/52	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%
U.S. Treasury Bonds	1.875%	11/15/51	1.0%
FNMA	2.000%	03/01/52	0.9%
U.S. Treasury Notes	4.000%	03/31/30	0.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214840
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Long/Short Equity Fund
Class Name	I Shares
Trading Symbol	KCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$94	1.87%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend expense. Had this expense been excluded the ratio would have been 1.50%.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.87% [1]
AssetsNet	$ 152,934,511
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 892,783
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,934,511	95	$892,783	47%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	-20.7%
Real Estate	-1.6%
Industrials	-1.2%
Utilities	0.1%
Purchased Options	0.4%
Materials	0.7%
Energy	1.5%
Consumer Staples	1.6%
Health Care	4.2%
Communication Services	6.4%
Information Technology	8.4%
Consumer Discretionary	11.5%
Financials	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Flex	2.5%
Discover Financial Services	2.4%
Jabil	2.2%
Corpay	2.2%
Ameriprise Financial	2.2%
Ralph Lauren, Cl A	2.1%
QUALCOMM	2.1%
eBay	2.0%
United Therapeutics	2.0%
Corebridge Financial	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152512
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	I Shares
Trading Symbol	KCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 250,459,219
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 740,285
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$250,459,219	67	$740,285	29%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Consumer Discretionary	3.7%
Real Estate	4.9%
Information Technology	6.8%
Utilities	8.0%
Industrials	8.1%
Communication Services	8.1%
Health Care	8.2%
Consumer Staples	9.8%
Energy	10.5%
Financials	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JPMorgan Chase	4.2%
Exxon Mobil	3.8%
AT&T	3.4%
Berkshire Hathaway, Cl B	2.9%
Cisco Systems	2.6%
Citigroup	2.1%
Procter & Gamble	2.0%
Entergy	2.0%
Chevron	1.9%
International Business Machines	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158710
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	Class S
Trading Symbol	KCVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 250,459,219
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 740,285
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$250,459,219	67	$740,285	29%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Consumer Discretionary	3.7%
Real Estate	4.9%
Information Technology	6.8%
Utilities	8.0%
Industrials	8.1%
Communication Services	8.1%
Health Care	8.2%
Consumer Staples	9.8%
Energy	10.5%
Financials	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JPMorgan Chase	4.2%
Exxon Mobil	3.8%
AT&T	3.4%
Berkshire Hathaway, Cl B	2.9%
Cisco Systems	2.6%
Citigroup	2.1%
Procter & Gamble	2.0%
Entergy	2.0%
Chevron	1.9%
International Business Machines	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152511
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	I Shares
Trading Symbol	KCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 220,263,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 702,962
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,263,701	68	$702,962	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.6%
Materials	0.7%
Energy	0.7%
Real Estate	2.0%
Health Care	3.8%
Consumer Staples	6.0%
Industrials	8.0%
Consumer Discretionary	8.4%
Financials	11.5%
Communication Services	13.1%
Information Technology	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.7%
Microsoft	9.6%
NVIDIA	8.3%
Meta Platforms, Cl A	4.3%
Alphabet, Cl A	3.1%
Broadcom	3.1%
Alphabet, Cl C	2.7%
Tesla	2.5%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158708
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	Class S
Trading Symbol	KCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 220,263,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 702,962
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,263,701	68	$702,962	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.6%
Materials	0.7%
Energy	0.7%
Real Estate	2.0%
Health Care	3.8%
Consumer Staples	6.0%
Industrials	8.0%
Consumer Discretionary	8.4%
Financials	11.5%
Communication Services	13.1%
Information Technology	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.7%
Microsoft	9.6%
NVIDIA	8.3%
Meta Platforms, Cl A	4.3%
Alphabet, Cl A	3.1%
Broadcom	3.1%
Alphabet, Cl C	2.7%
Tesla	2.5%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152513
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	I Shares
Trading Symbol	KCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 141,176,614
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 548,216
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,176,614	92	$548,216	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	0.6%
Communication Services	1.6%
Consumer Staples	2.4%
Utilities	3.2%
Energy	3.8%
Real Estate	6.9%
Consumer Discretionary	10.0%
Information Technology	11.2%
Health Care	15.5%
Industrials	17.3%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Axis Capital Holdings	1.9%
PRIMO BRANDS CORP	1.9%
National Fuel Gas	1.7%
Merit Medical Systems	1.6%
Limbach Holdings	1.6%
Cheesecake Factory	1.6%
Brink's	1.6%
IMAX	1.6%
Tanger	1.6%
Belden	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158713
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	Class S
Trading Symbol	KCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$47	1.00%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
AssetsNet	$ 141,176,614
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 548,216
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,176,614	92	$548,216	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	0.6%
Communication Services	1.6%
Consumer Staples	2.4%
Utilities	3.2%
Energy	3.8%
Real Estate	6.9%
Consumer Discretionary	10.0%
Information Technology	11.2%
Health Care	15.5%
Industrials	17.3%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Axis Capital Holdings	1.9%
PRIMO BRANDS CORP	1.9%
National Fuel Gas	1.7%
Merit Medical Systems	1.6%
Limbach Holdings	1.6%
Cheesecake Factory	1.6%
Brink's	1.6%
IMAX	1.6%
Tanger	1.6%
Belden	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214842
Shareholder Report [Line Items]
Fund Name	Knights of Columbus U.S. All Cap Index Fund
Class Name	I Shares
Trading Symbol	KCXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 205,089,710
Holdings Count | Holding	2,677
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$205,089,710	2,677	$-	14%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Rights	0.0%
Total Return Swaps	0.1%
Materials	2.7%
Real Estate	2.8%
Utilities	2.8%
Energy	3.7%
Health Care	4.1%
Consumer Staples	5.7%
Consumer Discretionary	8.0%
Industrials	9.1%
Communication Services	10.1%
Financials	15.9%
Information Technology	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.7%
Microsoft	6.3%
NVIDIA	5.5%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.0%
Broadcom	1.9%
Tesla	1.7%
Alphabet, Cl C	1.6%
Berkshire Hathaway, Cl B	1.5%
JPMorgan Chase	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214836
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Real Estate Fund
Class Name	I Shares
Trading Symbol	KCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 148,910,292
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 589,225
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,910,292	34	$589,225	37%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	98.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
American Tower	10.2%
Welltower	8.7%
Prologis	7.8%
Equinix	7.5%
Realty Income,	4.5%
Simon Property Group	4.0%
Digital Realty Trust	3.9%
Public Storage	3.8%
Essex Property Trust	3.1%
Omega Healthcare Investors	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152514
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	I Shares
Trading Symbol	KCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 217,881,556
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 892,942
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$217,881,556	81	$892,942	23%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.6%
Netherlands	2.3%
South Korea	3.2%
United Kingdom	5.7%
Spain	5.7%
Taiwan	5.8%
India	6.2%
Germany	7.0%
France	7.0%
United States	7.8%
Canada	7.9%
China	11.8%
Japan	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	2.8%
SAP	2.5%
Tencent Holdings	2.4%
Alibaba Group Holding	1.8%
Unilever PLC	1.8%
Royal Bank of Canada	1.8%
Shell PLC	1.8%
ASML Holding	1.7%
Lloyds Banking Group PLC	1.7%
Engie	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158714
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	Class S
Trading Symbol	KCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 217,881,556
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 892,942
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$217,881,556	81	$892,942	23%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.6%
Netherlands	2.3%
South Korea	3.2%
United Kingdom	5.7%
Spain	5.7%
Taiwan	5.8%
India	6.2%
Germany	7.0%
France	7.0%
United States	7.8%
Canada	7.9%
China	11.8%
Japan	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	2.8%
SAP	2.5%
Tencent Holdings	2.4%
Alibaba Group Holding	1.8%
Unilever PLC	1.8%
Royal Bank of Canada	1.8%
Shell PLC	1.8%
ASML Holding	1.7%
Lloyds Banking Group PLC	1.7%
Engie	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

[1]	The expense ratio includes dividend expense. Had this expense been excluded the ratio would have been 1.50%.